NON-RECOURSE BORROWINGS - Schedule of Current and Non-current property specific mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Current	$ 48,254	$ 54,975
Non-current	156,304	150,361
Total	204,558	205,336
Debt obligations	$ 20,100	$ 26,600